Intangible Assets (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Less accumulated amortization	$ (233,991)
Intangible assets, net	3,215,250
Loyalty software [Member]
Intangible assets	$ 3,449,241